Leasing Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Weighted average lease term	7 years 2 months 12 days
Lease term	11 years
Operating lease, weighted average discount rate	5.55%
Operating lease expenses	$ 13,434	$ 12,582	$ 11,752
Variable lease expenses	1,225
Operating lease payments	12,901
Non-cash lease expense	$ 3,314